INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 284	$ 324	$ 186
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(134)	(138)	(61)
Recovery arising from previously unrecognized tax assets	(1)	(6)	(27)
Change of tax rates and imposition of new legislations	5	12	0
Deferred income tax expense (recovery)	(130)	(132)	(88)
Total income taxes	$ 154	$ 192	$ 98